Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Summary of Final Allocation of Consideration to Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the final allocation of the consideration to the fair values of the assets acquired and liabilities assumed at the Acquisition Date.

($ thousands)
Purchase Price Allocation:
Cash consideration	3,616,410
Equity consideration	928,884
Total purchase price	4,545,294

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	374,995
Restricted cash	56,656
Trade and other receivables	237,488
Inventories	95,562
Other current assets	361,003
Systems, equipment and other assets related to contracts	126,524
Property, plant and equipment	336,044
Intangible assets	2,960,000
Other non-current assets	628,620
Deferred income tax assets	246,953
Accounts payable	(75,814)
Other current liabilities	(379,968)
Long-term debt, less current portion	(1,937,942)
Deferred income tax liabilities	(1,069,833)
Other non-current liabilities	(360,335)
1,599,953
Goodwill	2,945,341

Schedule of Cash Outflow Associated with the Acquisition
The cash outflow associated with the IGT acquisition is summarized as follows:

($ thousands)
Cash payment for IGT shares outstanding	3,572,968
Cash payment for IGT employee stock awards	43,442
3,616,410
Less cash acquired	(374,995)
Net cash outflow	3,241,415

Schedule of Fair Values of Acquired Intangible Assets with Weighted Average Useful Lives
The fair values of acquired intangible assets as of the Acquisition Date along with the weighted-average useful lives over which the finite-lived intangibles are being amortized on a straight-line basis (which approximates their economic use) are as follows:

($ thousands)	Fair Value	Weighted Average Useful Life in Years

Customer relationships	1,715,000	14.8
Game library	360,000	2.5
Corporate trademarks	340,000	Indefinite
Computer software	275,000	9.4
Developed technologies	180,000	3.8
Product trademarks	90,000	7.3
	2,960,000

Schedule of Unaudited, Pro Forma Financial Information
This pro forma information is provided for illustrative purposes only and is not necessarily indicative of the results that would have been obtained if the acquisition had occurred on the date assumed or that may occur in the future, and does not reflect synergies, integration costs, or other such costs or savings.

	For the year ended December 31,
($ thousands)	2015	2014

Revenue	5,105,159	5,779,872
Net (loss) income	(61,946)	67,720